Long-Term Debt and Short-Term Borrowings - Long-Term Debt Issuances (Details) € in Millions, $ in Millions	1 Months Ended
	Oct. 31, 2017 USD ($)	Aug. 31, 2015 USD ($) DerivativeInstrument	Dec. 31, 2017 USD ($)	Sep. 30, 2016 USD ($)	May 31, 2016 EUR (€)	May 31, 2015 EUR (€)
Debt instrument
Number of fixed-to-floating interest rate swaps | DerivativeInstrument		2
Fixed rate medium term note due 2020
Debt instrument
Principal amount			$ 200.0
Fixed rate medium term notes due 2023
Debt instrument
Principal amount	$ 650.0		650.0
Term of debt instrument	5 years 6 months
Interest rate, stated percentage (as a percent)	2.25%
Fixed rate medium term notes due 2027
Debt instrument
Principal amount	$ 850.0		850.0
Term of debt instrument	10 years
Interest rate, stated percentage (as a percent)	2.875%
Fixed rate medium term notes due 2047
Debt instrument
Principal amount	$ 500.0		$ 500.0
Term of debt instrument	30 years
Interest rate, stated percentage (as a percent)	3.625%
May 2016 Euro medium term notes issued
Debt instrument
Principal amount | €					€ 1,000.0
September 2016 medium term notes issued
Debt instrument
Principal amount				$ 1,750.0
May 2015 Euro medium term notes issued
Debt instrument
Principal amount | €						€ 1,750.0
August 2015 medium term notes issued
Debt instrument
Principal amount		$ 1,500.0
Interest rate swap contracts | Fixed rate medium term note due 2020
Debt instrument
Derivative notional amount		$ 300.0
Term of derivative contract		5 years
Interest rate swap contracts | Fixed rate medium term note due 2018
Debt instrument
Derivative notional amount		$ 450.0
Term of derivative contract		3 years